Landfill and Environmental Costs (Expected Future Payments for Final Capping, Closure and Post-Closure) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Environmental Remediation Obligations [Abstract]
2016	$ 87.4
2017	106.5
2018	96.7
2019	83.3
2020	90.5
Thereafter	5,571.5
Total future payments for final capping, closure and post-closure	$ 6,035.9